Loan Payables (Details) - Schedule of Future Minimum Principal Amount of Loan Payments - USD ($)	Jul. 31, 2023	Apr. 30, 2023
Schedule of Future Minimum Principal Amount of Loan Payments [Abstract]
2024	$ 58,323	$ 63,030
2025	65,626	65,097
2026	67,792	67,243
2027	70,041	69,471
2028	72,376	71,784
Thereafter	2,269,386	2,287,704
Total	$ 2,603,544	$ 2,624,329